Shareholders' Equity (Deficiency) (Details Textual)	12 Months Ended								1 Months Ended		12 Months Ended					1 Months Ended		12 Months Ended		112 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Employee Stock Option [Member] USD ($)	Dec. 31, 2013 Employee Stock Option [Member] USD ($)	Dec. 31, 2002 Employee Stock Option [Member]	Dec. 31, 2014 Warrant [Member]	Dec. 31, 2012 Warrant [Member] USD ($)	Dec. 31, 2012 Warrant [Member] ILS	Mar. 31, 2014 Director [Member] Employee Stock Option [Member] USD ($)	Feb. 28, 2014 Director [Member] Employee Stock Option [Member] USD ($)	Dec. 31, 2014 Director [Member] Employee Stock Option [Member]	Dec. 31, 2014 Service Supplier [Member] Employee Stock Option [Member] USD ($)	Dec. 31, 2012 Service Supplier [Member] Employee Stock Option [Member] USD ($)	Dec. 31, 2013 Consultants and Directors [Member] Employee Stock Option [Member] USD ($)	Dec. 31, 2014 Consultants and Directors [Member] Employee Stock Option [Member]	Dec. 31, 2014 Employees, Consultants and Directors [Member] Employee Stock Option [Member] USD ($)	Dec. 31, 2014 Employees, Consultants and Directors [Member] Options Subject to Approval [Member]	Dec. 31, 2014 Common Stock [Member] USD ($)	Dec. 31, 2013 Common Stock [Member] USD ($)	Dec. 31, 2009 Common Stock [Member] USD ($)	Dec. 31, 2014 Common Stock [Member] IPO [Member] USD ($)	Dec. 31, 2014 Common Stock [Member] IPO [Member] ILS	Dec. 31, 2014 Common Stock [Member] Board of Directors Chairman [Member] USD ($)	Dec. 31, 2012 Common Stock [Member] Board of Directors Chairman [Member] ILS	Dec. 31, 2013 Common Stock [Member] Investor [Member] USD ($)	Dec. 31, 2014 Common Stock [Member] Shareholders and New Investors [Member] USD ($)	Dec. 31, 2013 Common Stock [Member] Convertible Notes Payable [Member]	Dec. 31, 2013 Common Stock [Member] Capital Notes [Member] ILS
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues																		560,224	46	4,995,837	3,300,000				33,534	560,224
Stock Issued During Period, Value, New Issues	$ 2,000,000	$ 120,000																$ 2,000	$ 0	$ 4,200,000	$ 40,000,000				$ 120,000	$ 2,000,000
Stock Issued During Period, Shares, Conversion of Convertible Securities																			1,408								1,026,432	1,043,928
Sale of Stock, Price Per Share																					$ 13.50	0.01		0.01		$ 3.57		0.01
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					38,637		241,299	241,299	17,166	8,583		38,637		1,219,617		660,000	330,000							241,299
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																							177,488
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price												$ 1.50											$ 13.50
Payments of Stock Issuance Costs	4,204																				4,200,000
Capital Notes Issued													3,700,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit														$ 0.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit														$ 3.57
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares															825,228
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date						May 31, 2013			Sep. 30, 2023	Sep. 30, 2023				Sep. 30, 2023		Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									3 years					2 years		4 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price							$ 3.57	0.01	$ 3.57	$ 3.57						$ 5.49
Stockholders' Equity Note, Stock Split, Conversion Ratio	729			729
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			8 years 8 months 26 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			8 years 8 months 26 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value			6,600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value				115,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized			$ 1,900,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value									$ 190,000	$ 95,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares											4,290